Long-Term Investments - Long-Term Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Equity-method investments	$ 63	$ 106
Cost-method investments	13	13
Total	$ 76	$ 119